Debt and Warrant Liabilities - John Redmond Notes - Summary of All Notes (Details) - USD ($)	Mar. 31, 2025	Feb. 10, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 11, 2013
Debt and Warrant Liabilities
Interest payable	$ 869,821		$ 57,474,111
Total	28,787,160		107,468,217	$ 88,996,117
Azure-SJBT
Debt and Warrant Liabilities
Total	2,418,983		9,927,934	8,736,727
NACS, LLC
Debt and Warrant Liabilities
Principal balance payable					$ 11,493,949
Total			36,546,705	32,433,345
Related party
Debt and Warrant Liabilities
Interest payable	574,408		39,711,139	32,599,048
Related party | John Redmond
Debt and Warrant Liabilities
Interest payable	143,983		39,241,591	32,229,150
Principal balance payable	2,275,000	$ 2,000,000	22,096,055	22,096,055
Total	2,418,983		61,337,646	54,325,205
Related party | John Redmond | Azure-SJBT
Debt and Warrant Liabilities
Interest payable	143,983		3,095,947	1,904,740
Principal balance payable	2,275,000		6,831,987	6,831,987
Total	$ 2,418,983		9,927,934	8,736,727
Related party | John Redmond | NACS, LLC
Debt and Warrant Liabilities
Interest payable			25,052,756	20,939,396
Principal balance payable			11,493,949	11,493,949
Total			36,546,705	32,433,345
Related party | John Redmond | Assumed Notes
Debt and Warrant Liabilities
Interest payable			11,092,887	9,385,014
Principal balance payable			3,770,119	3,770,119
Total			$ 14,863,006	$ 13,155,133